Credit Facilities - Bank Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Bank Debt Facilities
Gross bank debt outstanding	$ 640,500	$ 874,500
Revolving Term Loan [member]
Disclosure Of Bank Debt Facilities
Current portion	0
Long-term portion	640,500	874,500
Gross bank debt outstanding	$ 640,500	$ 874,500